UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 64.5%
	Automobiles - 1.6%
46,811	Ford Motor Co. (a)	$452,662

	Computers & Peripherals - 5.1%
1,712	Apple Inc. (a)	652,580
36,139	EMC Corp. (a)	758,558
		1,411,138
	Diversified Financial Services - 0.3%
10,799	Bank of America Corp.	66,090
980	Citigroup, Inc.	25,108
		91,198
	Electric Utilities - 3.4%
46,516	Duke Energy Corp.	929,855

	Electronic Equipment, Instruments & Components - 0.8%
17,400	Corning Inc.	215,064

	Food Products - 3.1%
25,656	Kraft Foods, Inc. - Class A	861,528

	Health Care Providers & Services - 1.9%
6,300	UnitedHealth Group, Inc.	290,556
3,700	WellPoint Inc.	241,536
		532,092
	Hotels, Restaurants & Leisure - 4.7%
1,870	Ctrip.com International Ltd. - ADR (a)(f)	60,139
9,248	McDonald's Corp.	812,160
8,478	Yum! Brands, Inc.	418,728
		1,291,027
	Household Products - 1.5%
6,689	The Procter & Gamble Co.	422,611

	Industrial Conglomerates - 2.9%
11,036	3M Co.	792,274

	Internet Software & Services - 3.8%
549	Baidu, Inc. - ADR (a)(f)	58,694
1,919	Google Inc. - Class A (a)	987,095
		1,045,789
	IT Services - 4.5%
13,863	Automatic Data Processing, Inc.	653,640
3,300	International Business Machines Corp. (IBM)	577,599
		1,231,239
	Life Science Tools & Services - 0.9%
7,500	Agilent Technologies, Inc. (a)	234,375

	Machinery - 2.1%
7,818	Caterpillar Inc.	577,281

	Metals & Mining - 0.7%
3,604	Cliffs Natural Resources Inc.	184,417

	Multiline Retail - 2.3%
12,931	Target Corp.	634,136

	Oil, Gas & Consumable Fuels - 9.8%
23,896	Canadian Natural Resources Ltd. (f)	699,436
10,404	Chevron Corp.	962,578
14,406	Exxon Mobil Corp.	1,046,308
		2,708,322
	Pharmaceuticals - 3.0%
47,145	Pfizer Inc.	833,524

	Road & Rail - 0.0%
144	Union Pacific Corp.	11,760

	Semiconductors & Semiconductor Equipment - 1.5%
19,300	Intel Corp.	411,669

	Specialty Retail - 1.5%
7,200	The TJX Companies, Inc.	399,384

	Textiles, Apparel & Luxury Goods - 2.1%
11,326	Coach, Inc.	587,027

	Thrifts & Mortgage Finance - 2.7%
62,481	New York Community Bancorp, Inc.	743,524

	Tobacco - 2.6%
26,791	Altria Group, Inc.	718,267

	Wireless Telecommunication Services - 1.7%
8,500	American Tower Corp. - Class A (a)	457,300

	TOTAL COMMON STOCKS (Cost $19,036,815)	17,777,463

	EXCHANGE TRADED FUNDS - 7.6%
	Investment Companies - 7.6%
10,280	Energy Select Sector SPDR Fund	602,305
12,714	iShares Dow Jones U.S. Healthcare Providers Index Fund	655,025
7,391	iShares iBoxx $ Investment Grade Corporate Bond Fund	830,305
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,475,093)	2,087,635

Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.5%
	Continental Airlines Inc. Pass Thru Certificates
$62,047	Series 2000-2, 7.707%, 10/02/2021 ((Acquired 07/19/2005, Cost $62,109)) (b)(c)(e)	63,908
	FedEx Corp.
71,633	1993-A, 8.760%, 05/22/2015	78,079
	TOTAL ASSET BACKED SECURITIES (Cost $139,168)	141,987

	CORPORATE BONDS - 15.1%
	Energy Equipment & Services - 0.0%
	Rowan Companies
14,000	5.880%, 03/15/2012	14,008

	Insurance - 3.8%
	Sagicor Finance Ltd.
1,005,000	7.500%, 05/12/2016 (f)	1,035,150

	Metals - 2.9%
	Usiminas Commercial Ltd
750,000	7.250%, 01/18/2018 ((Acquired various detes, Cost $786,156)) (b)(c)(f)	798,750

	Oil, Gas & Consumable Fuels - 3.5%
	Petroldrill Four Ltd.
83,360	4.620%, 04/15/2016	88,722
	Petroleum Co. of Trinidad & Tobago Ltd.
430,000	9.750%, 08/14/2019 (f)	512,775
	Talisman Energy, Inc.
300,000	7.750%, 06/01/2019 (f)	369,018
		970,515
	Road & Rail - 0.4%
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	109,757

	Tobacco - 0.9%
	Altria Group, Inc.
210,000	8.500%, 11/10/2013	239,626

	Transportation - 3.6%
	The Burlington Northern and Santa Fe Railway Co.
85,367	5.943%, 01/15/2022	95,419
	Canadian Pacific Railway Co.
720,000	7.250%, 05/15/2019 (f)	904,318
		999,737

	TOTAL CORPORATE BONDS (Cost $4,029,788)	4,167,543

	MORTGAGE BACKED SECURITIES - 0.9%
	GS Mortgage Securities Corp. II
250,000	Series 2007-GG10, Class A4, 5.807%, 08/10/2045 (d)	260,805
	TOTAL MORTGAGE BACKED SECURITIES (Cost $186,214)	260,805

	SHORT TERM INVESTMENTS - 18.5%
	US Treasury Bills - 18.5%
	United States Treas Bills
816,000	0.03%, 02/09/2012	815,905
48,000	0.03%, 02/16/2012	47,994
27,000	0.04%, 03/01/2012	26,995
36,000	0.04%, 03/08/2012	35,994
691,000	0.05%, 03/29/2012	690,820
3,487,000	0.07%, 05/31/2012	3,485,424
	TOTAL SHORT TERM INVESTMENTS (Cost $5,104,474)	5,103,132

	Total Investments (Cost $30,971,552) - 107.1%	29,538,565
	Liabilities in Excess of Other Assets - (7.1)%	(1,966,628)
	TOTAL NET ASSETS - 100.0%	$27,571,937

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Restricted. The total value of restricted securities is $862,658 (3.1% of net assets) at September 30, 2011.
(c)	144A Security.
(d)	Variable Rate.
(e)	Illiquid Security. The total value of illiquid securities is $63,908 (0.2% of net assets) at September 30, 2011.
(f)	Foreign Issued Security. The total value of these securities amounted to $4,438,280 (16.1% of net assets) at September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Cost of investments	30,971,552
	Gross unrealized appreciation	1,481,111
	Gross unrealized depreciation	(2,914,098)
	Net unrealized appreciation	-1,432,987

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at September 30, 2011 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The investments whose values are based on quoted market prices in active market, and are therefore classified within level 1, include active listed domestic equities (including rights and warrants) included listed ADRs, Exchange Traded Funds and Preferred Stocks.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include, fixed income, ADRs and restricted stock securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	78,079	63,908	141,987
Common Stocks	17,777,463	-	-	17,777,463
Corporate Bonds	-	4,167,543	-	4,167,543
Investment Company	2,087,635	-	-	2,087,635
Mortgage Backed Securities	-	260,805	-	260,805
Short-Term Investments	5,103,132	-	-	5,103,132
Total**	24,968,230	4,506,427	63,908	29,538,565

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2011
Fair Value as of 12/31/10	$69,182
Total unrealized gain (losses) included in earnings	(5,274)
Total realized gain (losses) included in earnings	-
Net purchase (sales)	-
Transfer in (out)	-
Fair Value as of 9/30/11	$63,908

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted forandtheir effectsonthe Funds’ financial positionandresults of operations.The UTC North American Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended September 30, 2011.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date   11/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date  11/11/2011

By /s/ Michelle Persad
                      Michelle Persad, Treasurer

Date   11/11/2011